Derivatives - Schedule of gross and net amounts of derivative instruments that are subject to enforceable master netting arrangements or similar agreements (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	$ 37,260	$ 39,045	$ 25,628
Financial Instruments	7,926	7,917	8,588
Cash Collateral Received	4,039	12,094	0
Net Amount	25,295	19,034	17,040
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	12,346	8,819	12,992
Derivative Liability, Fair Value, Gross Liability (Excluding Catastrophe Risk Derivative)	12,113
Financial Instruments	7,926	7,917	8,588
Cash Collateral Received	4,187	902	4,404
Net Amount	0	0	0
Counterparty 1
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	493	1,128	1,381
Financial Instruments	493	1,041	0
Cash Collateral Received	0	0	0
Net Amount	0	87	1,381
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,149	1,041	0
Financial Instruments	493	1,041	0
Cash Collateral Received	656	0	0
Net Amount	0	0	0
Counterparty 2
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	1,262	4,998	4,987
Financial Instruments	1,262	400	1,761
Cash Collateral Received	0	1,629	0
Net Amount	0	2,969	3,226
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	3,788	400	1,761
Financial Instruments	1,262	400	1,761
Cash Collateral Received	2,526	0	0
Net Amount	0	0	0
Counterparty 3
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	16,935	16,066	6,390
Financial Instruments	3,135	3,509	4,850
Cash Collateral Received	0	0	0
Net Amount	13,800	12,557	1,540
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	3,135	3,509	4,850
Financial Instruments	3,135	3,509	4,850
Cash Collateral Received	0	0	0
Net Amount	0	0	0
Counterparty 4
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	857	1,351	124
Financial Instruments	857	1,351	124
Cash Collateral Received	0	0	0
Net Amount	0	0	0
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,132	1,360	1,812
Financial Instruments	857	1,351	124
Cash Collateral Received	275	9	1,688
Net Amount	0	0	0
Counterparty 5
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	4,078	3,198	526
Financial Instruments	630	1,054	526
Cash Collateral Received	0	0	0
Net Amount	3,448	2,144	0
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	630	1,054	2,456
Financial Instruments	630	1,054	526
Cash Collateral Received	0	0	1,930
Net Amount	0	0	0
Counterparty 6
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	9,820	12,234	11,607
Financial Instruments	1,014	492	1,080
Cash Collateral Received	4,039	10,465	0
Net Amount	4,767	1,277	10,527
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,014	492	1,080
Financial Instruments	1,014	492	1,080
Cash Collateral Received	0	0	0
Net Amount	0	0	0
Counterparty 7
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	408	2	231
Financial Instruments	151	2	231
Cash Collateral Received	0	0	0
Net Amount	257	0	0
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	151	59	1,017
Financial Instruments	151	2	231
Cash Collateral Received	0	57	786
Net Amount	0	0	0
Counterparty 8
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	0	0	232
Financial Instruments	0	0	16
Cash Collateral Received	0	0	0
Net Amount	0	0	216
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	730	0	16
Financial Instruments	0	0	16
Cash Collateral Received	730	0	0
Net Amount	0	0	0
Counterparty 9
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet	3,407	68	0
Financial Instruments	384	68	0
Cash Collateral Received	0	0	0
Net Amount	3,023	0	0
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	384	904	0
Financial Instruments	384	68	0
Cash Collateral Received	0	836	0
Net Amount	0	0	0
Counterparty 10
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet			142
Financial Instruments			0
Cash Collateral Received			0
Net Amount			142
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet			0
Financial Instruments			0
Cash Collateral Received			0
Net Amount			0
Counterparty 11
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet			0
Financial Instruments			0
Cash Collateral Received			0
Net Amount			0
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet			0
Financial Instruments			0
Cash Collateral Received			0
Net Amount			0
Counterparty 12
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Assets Presented in the Consolidated Balance Sheet			8
Financial Instruments			0
Cash Collateral Received			0
Net Amount			8
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet			0
Financial Instruments			0
Cash Collateral Received			0
Net Amount			0
1 derivative not included as counterparty
Gross Amounts not Offset in the Consolidated Balance Sheet
Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet		8,819
Financial Instruments		7,917
Cash Collateral Received		902
Net Amount		$ 0